SHORT-TERM AND LONG-TERM DEBT - LONG-TERM DEBT MATURITIES (DETAILS) (USD $) In Millions	Jun. 30, 2011
Long-term debt maturities - 2012	$ 2,994
Long-term debt maturities - 2013	3,839
Long-term debt maturities - 2014	2,229
Long-term debt maturities - 2015	3,021
Long-term debt maturities - 2016	$ 2,300